Trade and Other Receivables	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Trade and Other Receivables
8.	Trade and Other Receivables

(1)	Trade and other receivables as of December 31, 2023 and 2024 are as follows:

		2023
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	11,239,601	(230,058)	—	11,009,543
Other receivables		1,034,655	(53,683)	(4,780)	976,192

		12,274,256	(283,741)	(4,780)	11,985,735

Non-current assets
Trade receivables		207,668	(2,587)	—	205,081
Other receivables		2,080,830	(80,270)	(12,054)	1,988,506

		2,288,498	(82,857)	(12,054)	2,193,587

	￦	14,562,754	(366,598)	(16,834)	14,179,322

		2024
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	11,266,202	(167,028)	—	11,099,174
Other receivables		1,160,945	(39,817)	(4,086)	1,117,042

		12,427,147	(206,845)	(4,086)	12,216,216

Non-current assets
Trade receivables		1,089,787	(93,746)	—	996,041
Other receivables		2,272,127	(100,351)	(10,408)	2,161,368

		3,361,914	(194,097)	(10,408)	3,157,409

	￦	15,789,061	(400,942)	(14,494)	15,373,625

(2)	Other receivables as of December 31, 2023 and 2024 are as follows:

		2023
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	393,859	(49,626)	(53)	344,180
Accrued income		133,033	—	—	133,033
Deposits		317,541	(4)	(4,727)	312,810
Finance lease receivables (*1)		75,661	(2,761)	—	72,900
Others		114,561	(1,292)	—	113,269

		1,034,655	(53,683)	(4,780)	976,192

Non-current assets
Non-trade receivables		198,453	(54,182)	(102)	144,169
Accrued income		7,342	—	—	7,342
Deposits		441,721	(263)	(11,952)	429,506
Finance lease receivables (*2)		1,173,500	(2,495)	—	1,171,005
Others		259,814	(23,330)	—	236,484

		2,080,830	(80,270)	(12,054)	1,988,506

	￦	3,115,485	(133,953)	(16,834)	2,964,698

(*1)  Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦114,118 million.

(*2)  Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦943,316 million.

		2024
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	403,248	(35,041)	(21)	368,186
Accrued income		112,941	—	—	112,941
Deposits		293,712	(4)	(4,065)	289,643
Finance lease receivables (*1)		92,130	(3,480)	—	88,650
Others		258,914	(1,292)	—	257,622

		1,160,945	(39,817)	(4,086)	1,117,042

Non-current assets
Non-trade receivables		243,813	(62,222)	(41)	181,550
Accrued income		21,395	—	—	21,395
Deposits		486,868	(414)	(10,367)	476,087
Finance lease receivables (*2)		1,264,269	(1,775)	—	1,262,494
Others		255,782	(35,940)	—	219,842

		2,272,127	(100,351)	(10,408)	2,161,368

	￦	3,433,072	(140,168)	(14,494)	3,278,410

(*1)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦121,170 million.

(*2)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦956,968 million.

(3)
Trade and other receivables are classified as financial assets at amortized cost and are measured using the effective interest rate method. No interest is accrued for trade receivables related to electricity for the duration between the billing date and the payment due dates. However once trade receivables are overdue, the Company imposes a monthly interest rate of 1.5% on the overdue trade receivables. The Company holds deposits of three months’ expected electricity usage for customers requesting temporary usage and customers with delinquent payments.

(4)	Aging analysis of trade receivables as of December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Trade receivables: (not overdue)	￦	11,120,582	12,010,590

Trade receivables: (impairment reviewed)		326,687	345,399

Less than 60 days		6,403	12,289
60 ~ 90 days		55,802	59,427
90 ~ 120 days		20,535	21,642
120 days ~ 1 year		58,350	56,107
Over 1 year		185,597	195,934

		11,447,269	12,355,989
Less: allowance for doubtful accounts		(232,645)	(260,774)

	￦	11,214,624	12,095,215

At the end of each reporting period, the Company assesses whether the credit to trade receivables is impaired. The Company recognizes loss allowances for trade receivables individually when there is any objective evidence that trade receivables are impaired and significant and classifies the trade receivables that are not individually assessed as the trade receivables subject to be assessed on a collective basis. Also, the Company recognizes loss allowances based on an ‘expected credit loss’ (ECL) model.

(5)	Aging analysis of other receivables as of December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Other receivables: (not overdue)	￦	2,857,337	3,212,146

Other receivables: (impairment reviewed)		258,148	220,926

Less than 60 days		5	318
60 ~ 90 days		27,634	34,267
90 ~ 120 days		727	1,786
120 days ~ 1 year		69,651	59,567
Over 1 year		160,131	124,988

		3,115,485	3,433,072
Less: allowance for doubtful accounts		(133,953)	(140,168)
Less: present value discount		(16,834)	(14,494)

	￦	2,964,698	3,278,410

At the end of each reporting period, the Company assesses whether the credit to other receivables is impaired. The Company recognizes loss allowances for other receivables individually when there is any objective evidence that other receivables are impaired and significant, and classifies the other receivables that are not individually assessed as the other receivables subject to be assessed on a collective basis. Also, the Company recognizes loss allowances based on an ‘expected credit loss’ (ECL) model.

(6)	Changes in the allowance for doubtful accounts for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022		2023		2024
		Trade receivables	Other receivables	Trade receivables	Other receivables	Trade receivables	Other receivables
		In millions of won
Beginning balance	￦	205,339	82,710	199,000	109,453	232,645	133,953
Bad debt expense		27,078	4,220	68,385	24,290	48,160	21,937
Write-off		(26,319)	(1,103)	(26,109)	(4,472)	(17,157)	(23,177)
Reversal		(3,444)	(37)	(5,577)	(1,942)	(12,928)	(587)
Others		(3,654)	23,663	(3,054)	6,624	10,054	8,042

Ending balance	￦	199,000	109,453	232,645	133,953	260,774	140,168